RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500
Following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Plan’s IRS Form 5500.

	September 30
	2024	2025

Net Assets Available for Benefits per the financial statements	$416,840,247	32,011,842
Participant notes deemed distributed	(162,495)	(8,102)
Amount allocated to withdrawing participants	(82,998)	—

Net Assets Available for Benefits per IRS Form 5500	$416,594,754	32,003,740
Following is a reconciliation of benefits paid to participants per the financial statements to the Plan’s IRS Form 5500.

	Year Ended September 30
	2024	2025

Benefits paid to participants per the financial statements	$46,863,765	13,257,184
Participant notes deemed distributed, end of year	162,495	8,102
Participant notes deemed distributed, beginning of year	(233,206)	(162,495)
Amount allocated to withdrawing participants, end of year	82,998	—
Amount allocated to withdrawing participants, beginning of year	(126,730)	(82,998)

Benefits paid to participants per IRS Form 5500	$46,749,322	13,019,793

Amounts are allocated to withdrawing participants on IRS Form 5500 for benefit claims that have been processed and approved for payment, but not yet paid as of September 30, 2025 and 2024.